Other Receivables, Prepayments and Deposits (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other receivables, prepayments and deposits
Dividend receivables	$ 46,387	$ 46,387
Prepayments	19,889	14,128
Value-added tax receivables	2,251	16,616
Deposits	1,699	1,255
Amounts due from related parties (Note 17(ii))	998	1,149
Others	1,810	1,506
Total	73,034	81,041
Allowance for credit losses of other receivables, prepayments and deposits	$ 0	$ 0